UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset New York Municipals Fund
Class A [SBNYX]
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Western Asset New York Municipals Fund for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$84	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Class A shares of Western Asset New York Municipals Fund returned 0.70%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 0.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the power and industrial revenue sectors
↑	Overweight to the transportation sector
↑	Overweight to lower investment-grade securities

Top detractors from performance:
↓	Underweight to housing as the sector outperformed
↓	Overweight duration position
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures to manage interest rate risk, which was a net detractor from performance.
Western Asset New York Municipals Fund	PAGE 1	7364-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 3/31/2015 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	10 Year
Class A	0.70	0.67	1.45
Class A (with sales charge)	-3.11	-0.20	1.01
Bloomberg Municipal Bond Index	1.22	1.07	2.13
Bloomberg New York Municipal Bond Index	0.98	1.02	2.00
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$270,966,136
Total Number of Portfolio Holdings*	103
Total Management Fee Paid	$1,322,506
Portfolio Turnover Rate	9%
*	Does not include derivatives, except purchased options, if any.
Western Asset New York Municipals Fund	PAGE 2	7364-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset New York Municipals Fund	PAGE 3	7364-ATSR-0525

Western Asset New York Municipals Fund
Class C [SBYLX]
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Western Asset New York Municipals Fund for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$139	1.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Class C shares of Western Asset New York Municipals Fund returned 0.14%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 0.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the power and industrial revenue sectors
↑	Overweight to the transportation sector
↑	Overweight to lower investment-grade securities

Top detractors from performance:
↓	Underweight to housing as the sector outperformed
↓	Overweight duration position
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures to manage interest rate risk, which was a net detractor from performance.
Western Asset New York Municipals Fund	PAGE 1	7365-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 3/31/2015 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	10 Year
Class C	0.14	0.11	0.89
Class C (with sales charge)	-0.83	0.11	0.89
Bloomberg Municipal Bond Index	1.22	1.07	2.13
Bloomberg New York Municipal Bond Index	0.98	1.02	2.00
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$270,966,136
Total Number of Portfolio Holdings*	103
Total Management Fee Paid	$1,322,506
Portfolio Turnover Rate	9%
*	Does not include derivatives, except purchased options, if any.
Western Asset New York Municipals Fund	PAGE 2	7365-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset New York Municipals Fund	PAGE 3	7365-ATSR-0525

Western Asset New York Municipals Fund
Class I [SNPYX]
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Western Asset New York Municipals Fund for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$64	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Class I shares of Western Asset New York Municipals Fund returned 0.90%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 0.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the power and industrial revenue sectors
↑	Overweight to the transportation sector
↑	Overweight to lower investment-grade securities

Top detractors from performance:
↓	Underweight to housing as the sector outperformed
↓	Overweight duration position
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures to manage interest rate risk, which was a net detractor from performance.
Western Asset New York Municipals Fund	PAGE 1	7439-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 3/31/2015 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	10 Year
Class I	0.90	0.83	1.61
Bloomberg Municipal Bond Index	1.22	1.07	2.13
Bloomberg New York Municipal Bond Index	0.98	1.02	2.00
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$270,966,136
Total Number of Portfolio Holdings*	103
Total Management Fee Paid	$1,322,506
Portfolio Turnover Rate	9%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset New York Municipals Fund	PAGE 2	7439-ATSR-0525

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset New York Municipals Fund	PAGE 3	7439-ATSR-0525

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2024 and March 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $147,514 in March 31, 2024 and $158,365 in March 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in March 31, 2024 and $0 in March 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $39,000 in March 31, 2024 and $39,000 in March 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in March 31, 2024 and $0 in March 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $342,635 in March 31, 2024 and $334,889 in March 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
New York Municipals Fund
Financial Statements and Other Important Information
Annual  | March 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
March 31, 2025
 Western Asset New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.9%
Education — 7.1%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue:
Tapestry Charter School Project, Series A	5.000%	8/1/37	$500,000	$502,306
Tapestry Charter School Project, Series A	5.000%	8/1/47	2,040,000	2,008,599
Build NYC Resource Corp., NY, Revenue:
East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	750,000	761,462 (a)
Manhattan College Project, Refunding	5.000%	8/1/47	1,500,000	1,432,032
Hempstead Town, NY, Local Development Corp. Revenue, Hofstra University Project, Refunding	5.000%	7/1/47	4,000,000	4,044,692
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Fordham University	4.000%	7/1/50	5,000,000	4,473,207
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/40	1,265,000	1,320,279
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/34	3,125,000	3,296,413
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	500,000	524,395
Westchester County, NY, Local Development Corp. Revenue, Purchase Housing Corp. II Project	5.000%	6/1/47	1,000,000	967,469
Total Education				19,330,854
Health Care — 5.1%
Brookhaven Local Development Corp., NY, Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/50	2,750,000	2,813,506
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/49	1,000,000	898,152
New York City, NY, Health & Hospital Corp. Revenue:
Health Systems, Series A, Refunding	4.000%	2/15/45	1,775,000	1,671,651
Health Systems, Series A, Refunding	4.000%	2/15/48	880,000	794,450
New York State Dormitory Authority Revenue, Northwell Healthcare Inc., Series A, Refunding	4.000%	5/1/54	5,000,000	4,371,687
Oneida County, NY, Local Development Corp. Revenue:
Mohawk Valley Health System Project, Series A, AGM	4.000%	12/1/46	1,800,000	1,658,499
See Notes to Financial Statements.
Western Asset New York Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Western Asset New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Health Care — continued
Mohawk Valley Health System Project, Series A, Refunding, AGM	5.000%	12/1/31	$1,490,000	$1,573,384
Total Health Care				13,781,329
Housing — 1.5%
New York City, NY, HDC Revenue, Green Bonds, Series A, HUD Section 8	4.600%	8/1/48	4,000,000	3,942,519
Industrial Revenue — 9.0%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project, Refunding	5.000%	1/1/35	1,400,000	1,400,763 (a)(b)
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	4,000,000	3,646,301
New York State Liberty Development Corp., Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	2,095,000	2,099,605 (a)
Goldman Sachs Headquarters	5.500%	10/1/37	9,000,000	10,348,615
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project 2021, Refunding	3.000%	8/1/31	1,900,000	1,752,398 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,700,000	1,746,905 (b)
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series A, Refunding	4.750%	11/1/42	3,500,000	3,271,285 (a)(b)
Total Industrial Revenue				24,265,872
Local General Obligation — 0.0%††
County of Nassau, NY, GO, General Improvement Bonds, Series B, AGM	5.000%	7/1/45	100,000	102,397
Other — 2.6%
New York City, NY, TFA, Building Aid Revenue, Series S-1, State Aid Withholding	5.000%	7/15/43	7,000,000	7,117,522
Power — 2.6%
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	5,000,000	4,857,843 (c)(d)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,500,000	731,250 *(e)
Series A	5.050%	7/1/42	230,000	112,125 *(e)
See Notes to Financial Statements.

Western Asset New York Municipals Fund 2025 Annual Report

 Western Asset New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Power — continued
Series XX	5.250%	7/1/40	$2,320,000	$1,131,000 *(e)
Series ZZ, Refunding	—	7/1/18	600,000	291,000 *(f)
Total Power				7,123,218
Pre-Refunded/Escrowed to Maturity — 0.0%††
New York State Dormitory Authority Revenue, School Districts Financial Program Bonds, Series A, Refunding, AGM	5.000%	10/1/31	10,000	10,694 (g)
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 3, Series B, Refunding	5.000%	2/15/43	10,000	10,515 (g)
Total Pre-Refunded/Escrowed to Maturity				21,209
Solid Waste/Resource Recovery — 2.0%
Rockland County, NY, Solid Waste Management Authority Revenue:
Green Bonds, Series A	4.000%	12/15/41	1,115,000	1,031,100 (b)
Green Bonds, Series A	4.000%	12/15/46	2,500,000	2,223,272 (b)
Green Bonds, Series A	4.000%	12/15/51	2,500,000	2,157,783 (b)
Total Solid Waste/Resource Recovery				5,412,155
Special Tax Obligation — 25.3%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries B-1, Refunding	4.000%	11/15/54	3,000,000	2,703,292
New York City, NY, TFA, Future Tax Secured Revenue:
Series A-3	4.000%	5/1/43	10,000,000	9,344,489
Subordinated, Series B, Subseries B-1	4.000%	11/1/41	14,300,000	13,549,399
Subordinated, Series F, Subseries F-1	5.000%	2/1/47	5,000,000	5,162,019
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/36	2,610,000	1,545,892
New York State Dormitory Authority Revenue, Series A, Unrefunded	5.000%	3/15/44	5,315,000	5,448,774
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 1, Series C, Refunding	5.000%	3/15/39	7,000,000	7,217,776
Bidding Group 4, Series A	5.000%	3/15/45	9,000,000	9,163,080 (h)
New York State HFA Revenue:
State Personal Income Tax, Green Bonds, Series B-2	3.300%	12/15/28	1,250,000	1,247,753 (c)(d)
State Personal Income Tax, Green Bonds, Series B-2	3.350%	12/15/29	2,200,000	2,200,450 (c)(d)
See Notes to Financial Statements.
Western Asset New York Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Western Asset New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Special Tax Obligation — continued
State Personal Income Tax, Green Bonds, Series C	4.550%	12/15/54	$1,500,000	$1,430,539
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	3.000%	3/15/48	1,000,000	729,283
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	720,000	660,560
CAB, Restructured, Series A-1	0.000%	7/1/46	680,000	223,097
Restructured, Series A-1	4.550%	7/1/40	150,000	148,633
Restructured, Series A-1	4.750%	7/1/53	3,300,000	3,177,610
Restructured, Series A-2	4.329%	7/1/40	1,000,000	975,459
Triborough Bridge & Tunnel Authority, NY, Revenue, MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	3,450,000	3,548,011
Total Special Tax Obligation				68,476,116
State General Obligation — 0.8%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	38,702	26,566
Restructured, Series A-1	5.375%	7/1/25	16,723	16,798
Restructured, Series A-1	5.625%	7/1/27	33,190	34,376
Restructured, Series A-1	5.625%	7/1/29	32,651	34,995
Restructured, Series A-1	5.750%	7/1/31	31,714	34,868
Restructured, Series A-1	4.000%	7/1/33	30,073	29,471
Restructured, Series A-1	4.000%	7/1/35	412,032	394,035
Restructured, Series A-1	4.000%	7/1/37	1,470,000	1,391,030
Restructured, Series A-1	4.000%	7/1/41	241,544	221,164
Restructured, Series A-1	4.000%	7/1/46	32,805	28,641
Subseries CW	0.000%	11/1/43	124,098	77,872 (d)
Total State General Obligation				2,289,816
Transportation — 38.6%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/47	10,000,000	10,134,072
MTA, NY, Hudson Rail Yards Trust Obligations Revenue, Series A, Refunding	5.000%	11/15/51	2,500,000	2,495,180
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/31	1,500,000	1,511,784
Green Bonds, Series D	4.000%	11/15/48	500,000	442,774
Green Bonds, Series E, Refunding	5.000%	11/15/32	2,250,000	2,425,471
Green Bonds, Series E, Refunding	4.000%	11/15/45	3,000,000	2,700,077
See Notes to Financial Statements.

Western Asset New York Municipals Fund 2025 Annual Report

 Western Asset New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Transportation — continued
Series A-2	5.000%	5/15/30	$4,000,000	$4,215,754 (c)(d)
Series B, Refunding	5.000%	11/15/37	285,000	288,618
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,455,000	6,613,558 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	4,325,000	4,422,011 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	250,000	265,928 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	4,000,000	4,069,624 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.000%	6/30/49	2,000,000	2,012,869 (b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/34	900,000	930,973 (b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/36	1,800,000	1,847,060 (b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	4.000%	12/1/38	600,000	564,683 (b)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/37	3,925,000	4,121,366
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	300,000	312,247 (b)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AGC	4.500%	12/31/54	650,000	629,685 (b)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AGC, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	300,000	187,433 (b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	9,615,000	9,616,276 (b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,885,000	1,873,788 (b)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 221	4.000%	7/15/45	4,500,000	4,099,828 (b)
Consolidated Series 246, Refunding	5.000%	9/1/43	1,500,000	1,552,022 (b)
Consolidated Series 246, Refunding	5.000%	9/1/44	2,500,000	2,580,742 (b)
See Notes to Financial Statements.
Western Asset New York Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Western Asset New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Transportation — continued
Series 193, Refunding	5.000%	10/15/33	$6,000,000	$6,018,514 (b)
Series 193, Refunding	5.000%	10/15/35	6,665,000	6,680,284 (b)
Triborough Bridge & Tunnel Authority, NY, Revenue:
CAB, Subordinated Series A, Refunding	0.000%	11/15/29	16,235,000	13,757,877
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	3,600,000	3,699,386
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	4,400,000	4,518,071
Total Transportation				104,587,955
Water & Sewer — 2.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Series DD, Refunding	4.125%	6/15/46	3,000,000	2,843,856
Second General Resolution Fiscal 2025, Series AA	5.000%	6/15/51	500,000	524,213
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	1,500,000	1,500,274 (a)
Western Nassau County, NY, Water Authority Revenue, Green Bonds, Series A	4.000%	4/1/51	1,500,000	1,364,148
Total Water & Sewer				6,232,491

Total Municipal Bonds (Cost — $268,510,387)				262,683,453
Municipal Bonds Deposited in Tender Option Bond Trusts(i) — 4.6%
Leasing — 1.3%
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	3,400,000	3,556,380
Special Tax Obligation — 1.9%
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	5,455,000	5,063,367
See Notes to Financial Statements.

Western Asset New York Municipals Fund 2025 Annual Report

 Western Asset New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Water & Sewer — 1.4%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	$3,550,000	$3,745,291

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $12,632,607)				12,365,038
Total Investments — 101.5% (Cost — $281,142,994)				275,048,491
TOB Floating Rate Notes — (2.5)%				(6,790,000)
Other Assets in Excess of Other Liabilities — 1.0%				2,707,645
Total Net Assets — 100.0%				$270,966,136

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Maturity date shown represents the mandatory tender date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of March 31, 2025.
(f)	The maturity principal is currently in default as of March 31, 2025.
(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).

Abbreviation(s) used in this schedule:
AGC	—	Assured Guaranty Corporation — Insured Bonds
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
CAB	—	Capital Appreciation Bonds
GO	—	General Obligation
HDC	—	Housing Development Corporation
HFA	—	Housing Finance Agency
HUD	—	Housing & Urban Development
MTA	—	Metropolitan Transportation Authority
TFA	—	Transitional Finance Authority
See Notes to Financial Statements.
Western Asset New York Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Western Asset New York Municipals Fund
At March 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	80	6/25	$9,664,208	$9,780,000	$115,792
See Notes to Financial Statements.

Western Asset New York Municipals Fund 2025 Annual Report

Statement of Assets and Liabilities
March 31, 2025

Assets:
Investments, at value (Cost — $281,142,994)	$275,048,491
Cash	45,995
Interest receivable	3,333,311
Receivable from brokers — net variation margin on open futures contracts	35,000
Receivable for Fund shares sold	21,343
Deposits with brokers for open futures contracts	811
Prepaid expenses	30,767
Total Assets	278,515,718
Liabilities:
TOB Floating Rate Notes (Note 1)	6,790,000
Payable for Fund shares repurchased	382,640
Investment management fee payable	103,896
Distributions payable	55,204
Interest and commitment fees payable	32,790
Service and/or distribution fees payable	31,193
Trustees’ fees payable	311
Accrued expenses	153,548
Total Liabilities	7,549,582
Total Net Assets	$270,966,136
Net Assets:
Par value (Note 7)	$232
Paid-in capital in excess of par value	314,662,377
Total distributable earnings (loss)	(43,696,473)
Total Net Assets	$270,966,136
Net Assets:
Class A	$229,797,633
Class C	$2,497,253
Class I	$38,671,250
Shares Outstanding:
Class A	19,678,456
Class C	213,980
Class I	3,314,388
Net Asset Value:
Class A (and redemption price)	$11.68
Class C*	$11.67
Class I (and redemption price)	$11.67
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$12.14

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset New York Municipals Fund 2025 Annual Report

Statement of Operations
For the Year Ended March 31, 2025

Investment Income:
Interest	$11,913,497
Expenses:
Investment management fee (Note 2)	1,355,480
Service and/or distribution fees (Notes 2 and 5)	395,659
Interest expense (Note 1)	259,254
Transfer agent fees (Notes 2 and 5)	222,603
Fund accounting fees	70,214
Registration fees	69,136
Audit and tax fees	40,336
Legal fees	17,582
Shareholder reports	16,858
Trustees’ fees	6,921
Commitment fees (Note 8)	2,899
Insurance	1,923
Custody fees	1,326
Miscellaneous expenses	11,574
Total Expenses	2,471,765
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(32,974)
Net Expenses	2,438,791
Net Investment Income	9,474,706
Realized and Unrealized Loss on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions	(381,394)
Futures contracts	(560,306)
Net Realized Loss	(941,700)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(5,797,779)
Futures contracts	(71,403)
Change in Net Unrealized Appreciation (Depreciation)	(5,869,182)
Net Loss on Investments and Futures Contracts	(6,810,882)
Increase in Net Assets From Operations	$2,663,824
See Notes to Financial Statements.

Western Asset New York Municipals Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended March 31,	2025	2024
Operations:
Net investment income	$9,474,706	$10,359,268
Net realized loss	(941,700)	(3,481,302)
Change in net unrealized appreciation (depreciation)	(5,869,182)	2,109,365
Increase in Net Assets From Operations	2,663,824	8,987,331
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(9,298,749)	(10,200,643)
Decrease in Net Assets From Distributions to Shareholders	(9,298,749)	(10,200,643)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	28,583,836	37,063,894
Reinvestment of distributions	8,561,009	9,242,970
Cost of shares repurchased	(83,067,127)	(85,626,107)
Decrease in Net Assets From Fund Share Transactions	(45,922,282)	(39,319,243)
Decrease in Net Assets	(52,557,207)	(40,532,555)
Net Assets:
Beginning of year	323,523,343	364,055,898
End of year	$270,966,136	$323,523,343
See Notes to Financial Statements.
Western Asset New York Municipals Fund 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.96	$11.98	$12.52	$13.38	$12.92
Income (loss) from operations:
Net investment income	0.37	0.36	0.32	0.28	0.34
Net realized and unrealized gain (loss)	(0.28)	(0.02)	(0.54)	(0.86)	0.46
Total income (loss) from operations	0.09	0.34	(0.22)	(0.58)	0.80
Less distributions from:
Net investment income	(0.37)	(0.36)	(0.32)	(0.28)	(0.34)
Total distributions	(0.37)	(0.36)	(0.32)	(0.28)	(0.34)
Net asset value, end of year	$11.68	$11.96	$11.98	$12.52	$13.38
Total return[2]	0.70%	2.89%	(1.72)%	(4.45)%	6.24%
Net assets, end of year (millions)	$230	$267	$288	$355	$414
Ratios to average net assets:
Gross expenses	0.84%	0.80%	0.77%	0.76%	0.75%
Net expenses	0.84 [3]	0.80	0.77	0.76	0.75 [3]
Net investment income	3.12	3.04	2.69	2.11	2.59
Portfolio turnover rate	9%	12%	35%	15%	26%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset New York Municipals Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.95	$11.97	$12.51	$13.37	$12.91
Income (loss) from operations:
Net investment income	0.31	0.29	0.25	0.21	0.27
Net realized and unrealized gain (loss)	(0.29)	(0.02)	(0.54)	(0.86)	0.45
Total income (loss) from operations	0.02	0.27	(0.29)	(0.65)	0.72
Less distributions from:
Net investment income	(0.30)	(0.29)	(0.25)	(0.21)	(0.26)
Total distributions	(0.30)	(0.29)	(0.25)	(0.21)	(0.26)
Net asset value, end of year	$11.67	$11.95	$11.97	$12.51	$13.37
Total return[2]	0.14%	2.33%	(2.26)%	(4.99)%	5.65%
Net assets, end of year (000s)	$2,497	$4,519	$7,444	$11,120	$18,188
Ratios to average net assets:
Gross expenses	1.39%	1.35%	1.33%	1.32%	1.32%
Net expenses	1.39 [3]	1.35	1.33 [3]	1.32 [3]	1.32 [3]
Net investment income	2.56	2.48	2.12	1.54	2.05
Portfolio turnover rate	9%	12%	35%	15%	26%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset New York Municipals Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.95	$11.97	$12.51	$13.37	$12.91
Income (loss) from operations:
Net investment income	0.40	0.38	0.34	0.30	0.36
Net realized and unrealized gain (loss)	(0.29)	(0.02)	(0.54)	(0.86)	0.46
Total income (loss) from operations	0.11	0.36	(0.20)	(0.56)	0.82
Less distributions from:
Net investment income	(0.39)	(0.38)	(0.34)	(0.30)	(0.36)
Total distributions	(0.39)	(0.38)	(0.34)	(0.30)	(0.36)
Net asset value, end of year	$11.67	$11.95	$11.97	$12.51	$13.37
Total return[2]	0.90%	3.08%	(1.56)%	(4.31)%	6.40%
Net assets, end of year (000s)	$38,671	$51,850	$69,034	$99,009	$106,907
Ratios to average net assets:
Gross expenses	0.70%	0.66%	0.63%	0.62%	0.61%
Net expenses[3,4]	0.64	0.62	0.61	0.61	0.60
Net investment income	3.31	3.21	2.83	2.26	2.74
Portfolio turnover rate	9%	12%	35%	15%	26%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, effective December 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’
consent. Prior to December 1, 2022, the expense limitation was 0.60%.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset New York Municipals Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s
Western Asset New York Municipals Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset New York Municipals Fund 2025 Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$262,683,453	—	$262,683,453
Municipal Bonds Deposited in Tender Option Bond Trusts	—	12,365,038	—	12,365,038
Total Investments	—	$275,048,491	—	$275,048,491
Other Financial Instruments:
Futures Contracts††	$115,792	—	—	$115,792
Total	$115,792	$275,048,491	—	$275,164,283

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity,
Western Asset New York Municipals Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the year ended March 31, 2025, the average daily amount of floating rate notes outstanding was $6,790,000 and weighted average interest rate was 3.74%.
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.
(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse.

Western Asset New York Municipals Fund 2025 Annual Report

While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of March 31, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
Western Asset New York Municipals Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
(g) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(176,124)	$176,124
(a)
Reclassifications are due to book/tax differences in the treatment of Market Discount Sales Adjustment.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser.

Western Asset New York Municipals Fund 2025 Annual Report

FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of an expense limitation arrangement between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for Class I shares as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board’s consent.
During the year ended March 31, 2025, fees waived and/or expenses reimbursed amounted to $32,974.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at March 31, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class I
Expires March 31, 2026	—	$21,498
Expires March 31, 2027	$11	32,963
Total fee waivers/expense reimbursements subject to recapture	$11	$54,461
For the year ended March 31, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin
Western Asset New York Municipals Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended March 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $2,265 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended March 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$3,610
CDSCs	6,051
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended March 31, 2025, such purchase and sale transactions (excluding accrued interest) were $32,430,000 and $38,630,000, respectively.
3. Investments
During the year ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$27,022,901
Sales	71,442,465

Western Asset New York Municipals Fund 2025 Annual Report

At March 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$273,904,386	$5,204,213	$(10,850,108)	$(5,645,895)
Futures contracts	—	115,792	—	115,792

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2025.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$115,792

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(560,306)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(71,403)
Western Asset New York Municipals Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
During the year ended March 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$10,005,577
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended March 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$372,578	$176,668
Class C	23,081	2,438
Class I	—	43,497
Total	$395,659	$222,603
For the year ended March 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$11
Class C	0 *
Class I	32,963
Total	$32,974

*	Amount represents less than $1.
6. Distributions to shareholders by class

	Year Ended March 31, 2025	Year Ended March 31, 2024
Net Investment Income:
Class A	$7,604,209	$8,228,500
Class C	82,427	145,305
Class I	1,612,113	1,826,838
Total	$9,298,749	$10,200,643
7. Shares of beneficial interest
At March 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same

Western Asset New York Municipals Fund 2025 Annual Report

rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,170,900	$13,986,655	2,197,460	$25,750,241
Shares issued on reinvestment	592,363	7,064,127	647,609	7,629,130
Shares repurchased	(4,422,333)	(52,888,681)	(4,516,131)	(52,948,848)
Net decrease	(2,659,070)	$(31,837,899)	(1,671,062)	$(19,569,477)
Class C
Shares sold	35,310	$420,427	7,519	$86,474
Shares issued on reinvestment	6,687	79,689	11,959	140,718
Shares repurchased	(206,056)	(2,460,763)	(263,282)	(3,103,990)
Net decrease	(164,059)	$(1,960,647)	(243,804)	$(2,876,798)
Class I
Shares sold	1,184,515	$14,176,754	950,585	$11,227,179
Shares issued on reinvestment	118,852	1,417,193	125,145	1,473,122
Shares repurchased	(2,327,866)	(27,717,683)	(2,504,589)	(29,573,269)
Net decrease	(1,024,499)	$(12,123,736)	(1,428,859)	$(16,872,968)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended March 31, 2025.
Western Asset New York Municipals Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
9. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended March 31, was as follows:

	2025	2024
Distributions paid from:
Tax-exempt income	$9,296,399	$10,200,630
Ordinary income	2,350	13
Total distributions paid	$9,298,749	$10,200,643
As of March 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$1,717,218
Deferred capital losses*	(39,712,594)
Other book/tax temporary differences(a)	(170,994)
Unrealized appreciation (depreciation)(b)	(5,530,103)
Total distributable earnings (loss) — net	$(43,696,473)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains
(losses) on futures and book/tax differences in the timing of the deductibility of various expenses.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between book and tax accretion methods for market discount on fixed income securities.

10. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset New York Municipals Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset New York Municipals Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset New York Municipals Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of March 31, 2025, the related statement of operations for the year ended March 31, 2025, the statement of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, brokers and the administrative agent for the tender option bond trust. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
May 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Western Asset New York Municipals Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2025:

	Pursuant to:	Amount Reported
Exempt-Interest Dividends Distributed	§852(b)(5)(A)	$9,296,399
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$2,350
Section 163(j) Interest Earned	§163(j)	$2,802

Western Asset New York Municipals Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset New York Municipals Fund

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

Western Asset
New York Municipals Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset New York Municipals Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset New York Municipals Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset New York Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90028-AFSOI 5/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 23, 2025